UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments May 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CORPORATE BONDS (95.6%)
	Advertising/Marketing Services (1.7%)
$1,420	Idearc Inc. - 144A*	8.00%		11/15/16	$1,478,575
1,025	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	967,344
1,680	Valassis Communications Inc. - 144A* (a)	8.25		03/01/15	1,673,700
					4,119,619
	Aerospace & Defense (1.3%)
2,995	K&F Acquisition Inc.	7.75		11/15/14	3,204,650

	Aluminum (0.9%)
2,085	Novelis, Inc. - 144A*(Canada)	7.25	**	02/15/15	2,210,100

	Apparel/Footwear (0.7%)
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,593,625

	Apparel/Footwear Retail (0.7%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,725,300

	Auto Parts: O.E.M. (0.8%)
1,915	ArvinMeritor, Inc. (a)	8.75		03/01/12	2,008,356

	Beverages: Alcoholic (0.1%)
265	Constellation Brands Inc. - 144A*	7.25		05/15/17	267,981

	Broadcasting (1.2%)
1,630	LIN Television Corp. (a)	6.50		05/15/13	1,654,450
1,135	Umbrella Acquistion - 144A* (a)	9.75		03/15/15	1,180,400
					2,834,850
	Building Products (1.5%)
1,525	Interface Inc.	9.50		02/01/14	1,669,875
1,950	Nortek Inc.	8.50		09/01/14	1,945,125
					3,615,000
	Cable/Satellite TV (3.6%)
2,365	Cablevision Systems Corp. (Series B)	9.82	**	04/01/09	2,515,769
893	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	975,602
1,890	EchoStar DBS Corp.	6.375		10/01/11	1,901,812
800	Intelsat Bermuda Ltd. (Bermuda)	8.872	**	01/15/15	822,000
285	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.25	**	01/15/13	297,469
1,555	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.625	**	01/15/15	1,673,569
315	NTL Cable PLC (United Kingdom) (a)	8.75		04/15/14	334,687
165	NTL Cable PLC (United Kingdom)	9.125		08/15/16	180,263
					8,701,171
	Casino/Gaming (5.1%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (c) (h)	13.50	**	03/01/10	0
2,235	Isle of Capri Casinos	7.00		03/01/14	2,223,825
2,000	Las Vegas Sands Corp. (a)	6.375		02/15/15	1,965,000
4,470	MGM Mirage Inc.	6.00		10/01/09	4,470,000
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b) (c) (h)	13.00	†	12/15/07	0
2,980	Station Casinos, Inc.	6.00		04/01/12	2,905,500
265	Station Casinos, Inc.	6.875		03/01/16	245,788
495	Station Casinos, Inc.	7.75		08/15/16	513,563
					12,323,676
	Chemicals: Agricultural (0.6%)
1,335	Terra Capital Inc. (Series B)	7.00		02/01/17	1,345,012

	Chemicals: Major Diversified (0.6%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,430,550

	Chemicals: Specialty (3.3%)
2,775	Equistar Chemicals/Funding Corp.	10.125		09/01/08	2,934,563
710	Innophos Holdings Inc - 144A*	9.50	**	04/15/12	727,750
1,070	Innophos, Inc.	8.875	**	08/15/14	1,134,200
1,045	Koppers Holdings, Inc.	9.875	††	11/15/14	919,600
915	Koppers Inc.	9.875		10/15/13	999,637
1,190	Millennium America, Inc.	9.25		06/15/08	1,234,625
					7,950,375
	Coal (1.6%)
860	Foundation PA Coal Co.	7.25		08/01/14	875,050
3,225	Massey Energy Co.	6.875		12/15/13	3,108,094
					3,983,144
	Containers/Packaging (4.4%)
2,550	BPC Holding Corp.	8.875		09/15/14	2,626,500
940	Graham Packaging Company	8.50		10/15/12	963,500
1,315	Graham Packaging Company (a)	9.875		10/15/14	1,361,025
2,000	Graphic Packaging International Corp.	9.50		08/15/13	2,137,500
850	Owens-Brockway Glass Containers Inc.	8.75		11/15/12	898,875
1,765	Owens-Illinois, Inc.	7.35		05/15/08	1,789,269
950	Owens-Illinois, Inc.	7.50		05/15/10	982,063
					10,758,732
	Data Processing Services (0.9%)
1,965	Sungard Data Systems Inc.	9.125		08/15/13	2,097,638

	Electric Utilities (4.5%)
415	AES Corp. (The)	7.75		03/01/14	439,381
347	AES Corp. (The)	8.875		02/15/11	375,628
497	AES Corp. (The) (a)	9.375		09/15/10	546,700
1,100	AES Corp. (The) - 144A*	9.00		05/15/15	1,177,000
2,420	CMS Energy Corp. (a)	7.50		01/15/09	2,494,967
910	IPALCO Enterprises, Inc.	8.375		11/14/08	944,125
965	IPALCO Enterprises, Inc.	8.625		11/14/11	1,054,262
530	Nevada Power Co. (Series A)	8.25		06/01/11	577,339
1,889	Nevada Power Co.	9.00		08/15/13	2,038,951
1,322	PSEG Energy Holdings Inc.	8.625		02/15/08	1,352,062
					11,000,415
	Electrical Products (1.4%)
700	Balder Electric Co.	8.625		02/15/17	756,000
2,561	Ormat Funding Corp.	8.25		12/30/20	2,625,109
					3,381,109
	Environmental Services (1.0%)
840	Allied Waste North America, Inc.	6.375		04/15/11	848,400
1,546	Allied Waste North America, Inc. (Series B)	9.25		09/01/12	1,634,895
					2,483,295
	Finance/Rental/Leasing (3.4%)
340	Capmark Financial Group - 144A*	5.875		05/10/12	337,953
140	Capmark Financial Group - 144A* (a)	6.30		05/10/17	139,369
1,905	Ford Motor Credit Co.	7.25		10/25/11	1,876,065
1,780	Ford Motor Credit Corp.	5.80		01/12/09	1,753,823
1,500	Ford Motor Credit	7.00		10/01/13	1,437,286
1,810	Residential Capital Corp.	6.375		06/30/10	1,807,817
770	Residential Capital LLC	6.50		04/17/13	761,956
					8,114,269
	Financial Conglomerates (2.1%)
2,345	General Motors Acceptance Corp.	4.375		12/10/07	2,326,592
2,780	General Motors Acceptance Corp.	6.875		09/15/11	2,803,533
					5,130,125
	Food Retail (1.9%)
1,165	CA FM Lease Trust - 144A*	8.50		07/15/17	1,241,531
1,400	Delhaize America, Inc.	8.125		04/15/11	1,538,627
705	Delhaize America, Inc.	9.00		04/15/31	876,111
925	Supervalue Inc.	7.50		05/15/12	977,748
					4,634,017

	Food: Meat/Fish/Dairy (4.0%)
1,310	Michael Foods Inc.	8.00	11/15/13	1,349,300
2,300	Pilgrim’s Pride Corp.	7.625	05/01/15	2,374,750
3,105	Pilgrim’s Pride Corp.	9.625	09/15/11	3,244,725
2,545	Smithfield Foods Inc.	7.00	08/01/11	2,595,900
				9,564,675
	Forest Products (1.2%)
1,170	Covalence Specialty Material - 144A*	10.25	03/01/16	1,205,100
1,520	Crown Americas, Inc.	7.625	11/15/13	1,584,600
				2,789,700
	Gas Distributors (0.4%)
915	DYNEGY Holdings Inc. - 144A*	7.75	06/01/19	910,425

	Home Furnishings (0.7%)
1,565	Jarden Corp.	7.50	05/01/17	1,604,125

	Hospital/Nursing Management (4.0%)
2,775	Community Health System Inc.	6.50	12/15/12	2,889,469
1,200	HCA, Inc.	5.75	03/15/14	1,057,500
1,240	HCA, Inc	6.25	02/15/13	1,157,850
2,305	HCA, Inc. (a)	6.50	02/15/16	2,039,925
80	HCA, Inc.	8.75	09/01/10	85,200
930	Sun Healthcare Group Inc. - 144A*	9.125	04/15/15	981,150
740	Tenet Healthcare Corp.	7.375	02/01/13	701,150
615	Tenet Healthcare Corp. (a)	9.875	07/01/14	633,450
				9,545,694
	Industrial Machinery (0.2%)
587	Goodman Global Holding Company, Inc. (Series B)	8.36	06/15/12	595,071

	Industrial Specialties (1.6%)
2,510	Johnsondiversy, Inc.	9.625	05/15/12	2,635,500
1,265	UCAR Finance, Inc.	10.25	02/15/12	1,340,900
				3,976,400
	Integrated Oil (0.2%)
390	Cimarex Energy Co. (a)	7.125	05/01/17	396,825

	Media Conglomerates (1.0%)
2,386	Canwest Media Inc. (Canada)	8.00	09/15/12	2,474,964

	Medical Specialties (1.1%)
2,370	Fisher Scientific International, Inc.	6.125	07/01/15	2,361,662
290	Invacare Corp. - 144A*	9.75	02/15/15	297,250
				2,658,912
	Medical/Nursing Services (2.2%)
1,370	DaVita Inc.	6.625	03/15/13	1,383,700
3,700	Fresenius Medical Care Capital Trust	7.875	06/15/11	3,926,625
				5,310,325
	Metal Fabrications (0.9%)
2,240	Hexcell Corp. (a)	6.75	02/01/15	2,262,400

	Miscellaneous Commercial Services (1.2%)
200	Iron Mountain Inc.	7.75	01/15/15	207,000
2,590	Iron Mountain Inc.	8.625	04/01/13	2,674,175
				2,881,175
	Miscellaneous Manufacturing (0.6%)
1,470	Propex Fabrics Inc.	10.00	12/01/12	1,367,100

	Motor Vehicles (0.7%)
860	General Motors Corp. (a)	7.125	07/15/13	808,400
995	General Motors Corp. (a)	8.375	07/15/33	930,325
				1,738,725
	Oil & Gas Pipelines (4.1%)
1,520	Colorado Interstate Gas Co.	6.80	11/15/15	1,597,753
2,625	El Paso Production Holdings	7.75	06/01/13	2,786,348
2,335	Pacific Energy Partners/Finance	7.125	06/15/14	2,438,931
2,800	Williams Companies, Inc. (The)	7.875	09/01/21	3,150,000
				9,973,032

	Oil & Gas Production (6.5%)
305	Chaparral Energy Inc. - 144A*	8.875		02/01/17	311,100
2,135	Chaparral Energy, Inc.	8.50		12/01/15	2,151,012
2,400	Chesapeake Energy Corp.	7.50		09/15/13	2,514,000
465	Chesepeaks Energy Corp.	7.625		07/15/13	495,806
2,810	Hilcorp Energy/Finance - 144A* (a)	7.75		11/01/15	2,838,100
2,775	Husky Oil Ltd. (Canada)	8.90	**	08/15/28	2,880,467
1,140	Opti Canada Inc. - 144A* (Canada)	8.25		12/15/14	1,216,950
1,950	Pogo Producing Co.	6.875		10/01/17	1,984,125
1,175	Sandridge Energy	8.625		04/01/15	1,219,063
					15,610,623
	Oilfield Services/Equipment (1.9%)
965	CIE Gener de Geophysique S.A. (France)	7.50		05/15/15	1,014,456
580	Hanover Compressor Co.	8.625		12/15/10	607,550
530	Hanover Compressor Co.	9.00		06/01/14	573,725
591	Hanover Equipment Trust 2001 A (Series A)	8.50	**	09/01/08	595,432
1,655	Hanover Equipment Trust 2001 B (Series B)	8.75	**	09/01/11	1,717,063
					4,508,226
	Other Transportation (1.2%)
3,000	CHC Helicopter Corp. (Canada)	7.375		05/01/14	2,962,500

	Pharmaceuticals: Major (1.4%)
1,730	VWR International Inc.	6.875		04/15/12	1,807,850
1,505	Warner Chilcott Corp.	8.75	**	02/01/15	1,604,706
					3,412,556
	Publishing: Books/Magazines (1.7%)
1,255	Dex Media East/Finance	12.125		11/15/12	1,364,812
1,536	Dex Media West/Finance (Series B)	9.875		08/15/13	1,676,160
960	PGS Solutions Inc. - 144A*	9.625		02/15/15	984,114
					4,025,086
	Pulp & Paper (0.9%)
1,560	Georgia Pacific Corp. - 144A*	7.125		01/15/17	1,563,900
525	Glatfelter P.H. - 144A*	7.125		05/01/16	538,125
					2,102,025
	Real Estate Development (0.2%)
610	Realogy Corp. -144A*	10.50		04/15/14	613,813

	Real Estate Investment Trusts (0.9%)
2,200	Host Marriott LP	6.375		03/15/15	2,202,750

	Restaurants (0.5%)
320	Aramark Corp. - 144A*	8.50		02/01/15	338,000
105	Aramark Corp. - 144A* (a)	8.86	**	02/01/15	108,806
750	Aramark Services Inc.	5.00		06/01/12	682,500
					1,129,306
	Semiconductors (0.7%)
1,685	Freescale Semiconductor - 144A*	8.875		12/15/14	1,695,531

	Services to the Health Industry (1.3%)
1,285	National Mentor Holdings Inc. - 144A*	11.25		07/01/14	1,426,350
1,720	Omnicare Inc.	6.75		12/15/13	1,702,800
125	Omnicare Inc.	6.875		12/15/15	123,750
					3,252,900
	Specialty Stores (2.9%)
670	Asbury Automotive Group - 144A*	7.625		03/15/17	673,350
2,425	Petro Stopping Centers LP/Petro Financial Corp. (a)	9.00		02/15/12	2,585,656
2,300	Sonic Automotive, Inc.	8.625		08/15/13	2,423,625
1,285	United Auto Group, Inc.	7.75		12/15/16	1,304,275
					6,986,906
	Specialty Telecommunications (2.1%)
670	American Tower Corp.	7.125		10/15/12	699,312
1,920	American Tower Corp.	7.50		05/01/12	2,011,200
432	Panamsat Corp.	9.00		08/15/14	468,720
1,900	Qwest Communications International	8.86	**	02/15/09	1,933,250
					5,112,482

Telecommunications (1.7%)
2,044	Axtel SA (Mexico)	11.00	12/15/13	2,289,280
6,416	Exodus Communications, Inc. (c) (h)	11.625	07/15/10	0
640	Nordic Tel Company - 144A* (Denmark)	8.875	05/01/16	696,800
28,549	Rhythms Netconnections, Inc. (b) (c) (h)	12.75	04/15/09	0
13,439	Rhythms Netconnections, Inc. (Series B) (b) (c) (h)	.00	05/15/08	0
4,309	Rhythms Netconnections, Inc. (Series B) (b) (c) (h)	14.00	02/15/10	0
EUR	530	TDC AS (Denmark)	6.50	04/19/12	736,593
$370	U.S. West Communications Corp. (a)	5.625	11/15/08	371,850
4,094,523
Tobacco (0.3%)
635	RJ Reynolds Tobacco Holdings (a)	6.50	07/15/10	652,005

Trucks/Construction/Farm Machinery (0.6%)
1,439	Manitowoc Inc. (The)	10.50	08/01/12	1,528,937

Water Utilities (1.4%)
1,320	Nalco Co.	7.75	11/15/11	1,372,800
1,920	Nalco Co. (a)	8.875	11/15/13	2,068,800
3,441,600
Wireless Telecommunications (1.1%)
2,175	Wind Acquisition Finance SA - 144A*	10.75	12/01/15	2,555,625

Wholesale Distributors (0.9%)
1,930	RBS Global & Rexnold Corp. - 144A* (a)	9.50	08/01/14	2,084,400

Total Corporate Bonds
(Cost $306,080,565)	230,934,351

Convertible Bond (0.7%)
Telecommunication Equipment
1,840	Nortel Networks Corp. (Canada) (Cost $1,750,300)	4.25	09/01/08	1,803,200

Foreign Government Obligation (0.5%)
MXN	10,995	Mexican Fixed Rate Bonds (Series M20) (Mexico) (Cost $1,119,411)	9.50	12/18/14	1,138,081

NUMBER OF
SHARES

	Common Stocks (0.1%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. + (e) (h)	0

	Electric Utilities (0.0%)
197	PNM Resources Inc.	5,813
1	SW Acquisition LP (0.03% Ownership interest acquired 09/25/05) (e) (h) (i)	0
		5,813
	Food: Specialty/Candy (d) (e) (h) (0.0%)
2,447	SFAC New Holdings Inc.	0
13,317	SFAC New Holdings Inc. ++	0
		0
	Restaurants (e) (h) (0.0%)
64,807	American Restaurant Group Holdings, Inc. - 144A*	0
111,558	American Restaurant Group Holdings, Inc. (d)	0
13,107	American Restaurant Group Holdings, Inc. (d)	0
10,126	American Restaurant Group Holdings, Inc. (Class A) (d)	81,008
787,160	Catalina Restaurant Group (escrow) (d)	7,872
		88,880

	Specialty Telecommunications (d) (e) (0.0%)	342
34,159	Birch Telecom Inc. +++ (h)	0
1,448,200	PFB Telecom NV (Series B) (h)	40,422
8,510	XO Holdings, Inc.	40,764

	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (ADR) (Bermuda) (d) (e)	5

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (d) (e) (h)	0

	Wireless Telecommunications (d) (0.1%)
5,199	USA Mobility, Inc. (a)	119,629
315,021	Vast Solutions, Inc. (Class B1) (e) (h)	0
315,021	Vast Solutions, Inc. (Class B2) (e) (h)	0
315,021	Vast Solutions, Inc. (Class B3) (e) (h)	0
		119,629
	Total Common Stocks (Cost $217,219,197)	255,091

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (0.0%)
	Casino/Gaming (h) (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
23,000	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Restaurants (0.0%)
4,500	American Restaurant Group Holdings, Inc. - 144A* (h)	08/15/08	0

	Specialty Telecommunications (d) (0.0%)
17,020	XO Holdings, Inc. (Series A)	01/16/10	12,765
12,768	XO Holdings, Inc. (Series B)	01/16/10	6,384
12,768	XO Holdings, Inc. (Series C)	01/16/10	2,809
			21,958
	Total Warrants (Cost $15,485)		21,958

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (11.6%)
	Repurchase Agreements (0.5%)
$924	The Bank of New York (dated 05/31/07; proceeds $924,277) (g) (Cost $924,144)	5.188%	06/01/07	924,144
228	Joint repurchase agreement account (dated 05/31/07; proceeds $228,034) (f) (Cost $228,000)	5.29	06/01/07	228,000

	Total Repurchase Agreements (Cost $1,152,144)			1,152,144

	Security Purchased From Securities Lending Collateral (11.1%)
26,808	The Bank of New York Institutional Cash Reserve Fund (Cost $26,807,952)			26,807,952

	Total Short-Term Investments (Cost $27,960,096)			27,960,096

	Total Investments (Cost $554,145,054) (j)		108.5%	262,112,777
	Liabilities in Excess of Other Assets		(8.5)	(20,561,975)
	Net Assets		100.0%	$241,550,802

ADR	American Depositary Receipt.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at May 31, 2007.
+	Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.
++	Resale is restricted, acquired (06/10/99) at a cost basis of $133.
+++	Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $17,257,340.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
(a)

As of May 31, 2007 all or a portion of this security with a total value of $25,857,542 was on loan and secured by collateral of $26,807,952 which was received as cash and subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Collateralized by federal agency and U.S. Treasury obligations.
(g)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $942,627.
(h)

Securities with total market value equal to $89,222 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(i)	Resale is restricted. No transaction activity during the year.
(j)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,330,483 and the aggregate gross unrealized depreciation is $299,362,760, resulting in net unrealized depreciation of $292,032,277.

Forward Foreign Currency Contract Open at May 31, 2007:

		IN EXCHANGE	DELIVERY	UNREALIZED
CONTRACT TO DELIVER		FOR	DATE	APPRECIATION

EUR	543,000	$740,733	7/31/2007	$8,583

Currency Abbreviations
EUR	Euro.
MXN	Mexican New Peso.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007